CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Jun. 30, 2024 USD ($)
Cash Flows from Operating Activities:
Net (loss) income	$ (37,370,107)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	2,082,526
Net cash used in operating activities	(29,161,290)
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities	729,251
Cash Flows from Financing Activities:
Promissory note - related party	15,043,019
Net cash provided by (used in) financing activities	7,618,840
Cash - Beginning of period	25,201,425
Cash - End of period	4,386,163
Southport Acquisition Corp
Cash Flows from Operating Activities:
Net (loss) income	(243,377)
Adjustments to reconcile net income to net cash used in operating activities:
Accrued dividend on marketable securities held in Trust Account	(54,200)
Change in fair value of warrant liabilities	(116,500)
Non-redemption agreement expense	274,973
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(1,688,418)
Administrative support fee - related party	90,000
Due to related party	34,357
Prepaid expenses	(130,720)
Net cash used in operating activities	(1,833,885)
Cash Flows from Investing Activities:
Purchases of marketable securities held in Trust Account	(669,322)
Proceeds from marketable securities held in Trust Account	32,703,710
Net cash (used in) provided by investing activities	32,034,388
Cash Flows from Financing Activities:
Payment to Class A common stockholders for redemptions	(32,214,591)
Cash capital contribution from Sponsor	333,228
Net cash provided by (used in) financing activities	(31,881,363)
Net Change in Cash	(1,680,860)
Cash - Beginning of period	2,171,553
Cash - End of period	490,693
Supplemental Non-Cash Investing and Financing Activities:
Remeasurement of Class A common stock subject to possible redemption	723,522
Excess fair value of Class B common stock transferred by Sponsor	274,973
Excise tax liability	322,145
Supplemental Cash Flow Information:
Cash paid for taxes	2,201,810
Trust Account withdrawal for tax payments	$ 489,119